Baron Partners Fund

PORTFOLIO OF INVESTMENTS

MARCH 31, 2026 (UNAUDITED)

Shares		Cost	Value
Common Stocks (75.93%)
Communication Services (2.44%)
	Movies & Entertainment (2.44%)
524,000	Spotify Technology SA [1,2,7]	$187,026,515	$254,092,840

Consumer Discretionary (36.20%)

	Automobile Manufacturers (23.09%)
6,455,000	Tesla, Inc. [1,6,7]	95,897,630	2,399,646,250

	Casinos & Gaming (1.61%)
3,140,000	Red Rock Resorts, Inc., Cl A [7]	142,345,674	167,550,400

	Footwear (2.17%)
3,490,000	Birkenstock Holding PLC [1,2,7]	148,751,040	125,046,700
2,948,579	On Holding AG, Cl A [1,2,7]	112,584,294	100,310,657

		261,335,334	225,357,357

	Hotels, Resorts & Cruise Lines (7.11%)
2,488,000	Choice Hotels International, Inc. [4,7]	248,875,789	257,508,000
3,350,000	Hyatt Hotels Corp., Cl A [7]	120,944,360	481,696,500

		369,820,149	739,204,500

	Leisure Facilities (2.22%)
1,800,000	Vail Resorts, Inc. [4,7]	192,334,241	230,976,000

Total Consumer Discretionary		1,061,733,028	3,762,734,507

Financials (19.89%)
	Financial Exchanges & Data (8.58%)
1,875,000	FactSet Research Systems, Inc. [4,7]	411,222,334	406,856,250
898,500	MSCI, Inc. [7]	450,508,188	484,300,485

		861,730,522	891,156,735

	Investment Banking & Brokerage (4.40%)
4,865,500	The Charles Schwab Corp. [7]	157,813,402	457,259,690

	Property & Casualty Insurance (6.91%)
6,175,000	Arch Capital Group Ltd. [1,2,7]	27,361,902	592,738,250
368,401	Kinsale Capital Group, Inc. [7]	140,062,300	125,867,886

		167,424,202	718,606,136

Total Financials		1,186,968,126	2,067,022,561

Health Care (3.35%)
	Health Care Equipment (3.35%)
620,000	IDEXX Laboratories, Inc. [1,7]	27,074,536	348,371,800

Shares		Cost	Value
Common Stocks (continued)
Industrials (1.93%)
	Aerospace & Defense (0.57%)
125,625	HEICO Corp. [7]	$9,632,520	$34,446,375
116,875	HEICO Corp., Cl A [7]	7,586,429	24,671,144

		17,218,949	59,117,519

	Research & Consulting Services (1.36%)
746,000	Verisk Analytics, Inc. [7]	146,099,785	141,553,500

Total Industrials		163,318,734	200,671,019

Information Technology (8.55%)
	Application Software (2.69%)
1,257,000	Figma, Inc., Cl A [1,7]	36,904,178	26,572,980
1,694,550	Guidewire Software, Inc. [1,7]	187,223,861	253,436,898

		224,128,039	280,009,878

	Internet Services & Infrastructure (2.24%)
1,960,000	Shopify, Inc., Cl A [1,2,7]	245,433,871	232,495,200

	IT Consulting & Other Services (3.62%)
2,372,500	Gartner, Inc. [1,7]	425,873,305	375,661,650

Total Information Technology		895,435,215	888,166,728

Real Estate (3.57%)
	Other Specialized REITs (0.76%)
1,775,000	Gaming and Leisure Properties, Inc. [7]	55,052,805	78,756,750

	Real Estate Services (2.81%)
7,250,000	CoStar Group, Inc. [1,7]	116,351,106	292,465,000

Total Real Estate		171,403,911	371,221,750

Total Common Stocks		3,692,960,065	7,892,281,205

Private Common Stocks (12.76%)
Industrials (12.76%)
	Aerospace & Defense (12.76%)
2,216,310	Space Exploration Technologies Corp., Cl A [1,3,5,9]	29,920,185	1,167,086,683
302,210	Space Exploration Technologies Corp., Cl C [1,3,5,9]	4,079,835	159,140,764

Total Private Common Stocks		34,000,020	1,326,227,447

See Notes to Portfolios of Investments.

Baron Partners Fund

PORTFOLIO OF INVESTMENTS

MARCH 31, 2026 (UNAUDITED)

Shares		Cost	Value
Private Convertible Preferred Stocks (0.00%)
Unclassified (0.00%)
	Unclassified (0.00%)
21,213,656	Northvolt AB, Series E2 (Sweden)[1,2,3,8,9]	$7,843,621	$0

Private Preferred Stocks (24.66%)
Industrials (24.66%)
	Aerospace & Defense (24.66%)
311,111	Space Exploration Technologies Corp., Cl H [1,3,5,9]	41,999,985	1,638,279,415
131,657	Space Exploration Technologies Corp., Cl I [1,3,5,9]	22,250,032	693,292,596
44,146	Space Exploration Technologies Corp., Series N [1,3,5,9]	11,919,420	232,468,421

Total Private Preferred Stocks		76,169,437	2,564,040,432

Total Investments (113.35%)		$3,810,973,143	11,782,549,084

Liabilities Less Cash and Other Assets (-13.35%)			(1,388,078,940)

Net Assets			$10,394,470,144

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2026, the market value of restricted securities amounted to $3,890,267,879 or 37.43% of net assets. See Note 3 regarding Restricted Securities.
[4]	See Note 5 regarding “Affiliated” companies.
[5]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[6]

Investors in the Fund may view Tesla, Inc.’s financial statements on the EDGAR website of the U.S. Securities and Exchange Commission by going to https://www.sec.gov/cgi-bin/browse-edgar?CIK=1318605&owner=exclude. Please note that the Fund is not responsible for Tesla’s financial statements and can provide no assurances as to their accuracy or completeness.

[7]

All or a portion of this security is pledged with the custodian in connection with the Fund’s loans payable outstanding. At March 31, 2026, the total market value of pledged securities amounted to $2,872,509,991 or 27.63% of net assets.

[8]	The Adviser reclassified sector and sub-industry to Unclassified as a result of the company declaring bankruptcy and no longer having a principal business activity.
[9]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Focused Growth Fund

PORTFOLIO OF INVESTMENTS

MARCH 31, 2026 (UNAUDITED)

Shares		Cost	Value
Common Stocks (78.25%)
Communication Services (4.90%)
	Movies & Entertainment (4.90%)
265,000	Live Nation Entertainment, Inc.[1]	$35,488,718	$40,415,150
307,800	Spotify Technology SA1,2	57,311,630	149,255,298

Total Communication Services		92,800,348	189,670,448

Consumer Discretionary (35.68%)
	Apparel, Accessories & Luxury Goods (3.43%)
9,000,000	Figs, Inc., Cl A1	70,373,876	132,930,000
	Automobile Manufacturers (5.98%)
622,800	Tesla, Inc.[1]	11,144,474	231,525,900
	Casinos & Gaming (5.65%)
900,000	Las Vegas Sands Corp.	34,975,522	48,492,000
2,368,500	Red Rock Resorts, Inc., Cl A	105,455,976	126,383,160
431,500	Wynn Resorts Ltd.	47,455,025	43,818,825

		187,886,523	218,693,985

	Footwear (6.53%)
3,275,500	Birkenstock Holding PLC[1,2]	149,824,187	117,361,165
3,977,872	On Holding AG, Cl A1,2	150,834,402	135,327,206

		300,658,589	252,688,371

	Homebuilding (1.00%)
285,000	Toll Brothers, Inc.	30,630,554	38,893,950
	Hotels, Resorts & Cruise Lines (9.64%)
852,700	Airbnb, Inc., Cl A1	103,954,060	107,678,956
1,105,000	Choice Hotels International, Inc.	108,947,158	114,367,500
1,052,400	Hyatt Hotels Corp., Cl A	105,273,492	151,324,596

		318,174,710	373,371,052

	Leisure Facilities (3.45%)
1,040,000	Vail Resorts, Inc.	157,449,616	133,452,800

Total Consumer Discretionary		1,076,318,342	1,381,556,058

Financials (17.11%)
	Financial Exchanges & Data (9.31%)
604,100	FactSet Research Systems, Inc.	155,690,861	131,083,659
91,000	Morningstar, Inc.	15,338,965	15,383,550
397,300	MSCI, Inc.	217,153,376	214,148,673

		388,183,202	360,615,882

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Investment Banking & Brokerage (5.34%)
2,160,000	Interactive Brokers Group, Inc., Cl A	$47,496,721	$144,871,200
1,500,700	Jefferies Financial Group, Inc.	66,685,919	61,933,889

		114,182,640	206,805,089

	Property & Casualty Insurance (2.46%)
990,100	Arch Capital Group Ltd.[1,2]	33,660,935	95,039,699

Total Financials		536,026,777	662,460,670

Health Care (3.47%)
	Health Care Equipment (3.47%)
238,900	IDEXX Laboratories, Inc.[1]	101,746,139	134,235,521

Industrials (3.78%)
	Research & Consulting Services (3.78%)
772,500	Verisk Analytics, Inc.	158,572,590	146,581,875

Information Technology (11.78%)
	Application Software (5.66%)
658,500	Figma, Inc., Cl A1	17,258,683	13,920,690
895,500	Guidewire Software, Inc.[1]	104,937,422	133,930,980
2,251,800	Samsara, Inc., Cl A1	78,475,671	71,359,542

		200,671,776	219,211,212

	Internet Services & Infrastructure (3.06%)
998,700	Shopify, Inc., Cl A1,2	72,441,389	118,465,794
	IT Consulting & Other Services (3.06%)
749,647	Gartner, Inc.[1]	118,050,676	118,699,106

Total Information Technology		391,163,841	456,376,112

Real Estate (1.53%)
	Real Estate Services (1.53%)
1,465,900	CoStar Group, Inc.[1]	72,979,377	59,134,406

Total Common Stocks		2,429,607,414	3,030,015,090

See Notes to Portfolios of Investments.

Baron Focused Growth Fund

PORTFOLIO OF INVESTMENTS

MARCH 31, 2026 (UNAUDITED)

Shares		Cost	Value
Private Common Stocks (14.04%)
Industrials (14.04%)
	Aerospace & Defense (14.04%)
732,896	Space Exploration Technologies Corp., Cl A1,3,4,5	$48,295,957	$385,935,705
299,280	Space Exploration Technologies Corp., Cl C1,3,4,5	39,904,140	157,597,855

Total Private Common Stocks		88,200,097	543,533,560

Private Preferred Stocks (7.30%)
Health Care (0.13%)
	Health Care Equipment (0.13%)
99,010	Neuralink Corp., Series E1,3,4,5	5,000,005	5,000,005

Industrials (7.17%)
	Aerospace & Defense (7.17%)
29,630	Space Exploration Technologies Corp., Cl A1,3,4,5	4,000,050	156,028,617
1,479	Space Exploration Technologies Corp., Cl I1,3,4,5	249,951	7,788,266
12,346	Space Exploration Technologies Corp., Series K1,3,4,5	10,000,260	65,012,801
9,259	Space Exploration Technologies Corp., Series N1,3,4,5	2,499,930	48,756,968

Total Industrials		16,750,191	277,586,652

Total Private Preferred Stocks		21,750,196	282,586,657

Total Investments (99.59%)		$2,539,557,707	3,856,135,307

Cash and Other Assets Less Liabilities (0.41%)			15,952,105

Net Assets			$3,872,087,412

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2026, the market value of restricted securities amounted to $826,120,217 or 21.34% of net assets. See Note 3 regarding Restricted Securities.
[4]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[5]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron International Growth Fund

PORTFOLIO OF INVESTMENTS

MARCH 31, 2026 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.18%)
Australia (2.20%)
370,796	Lynas Rare Earths Ltd.[1,3]	$1,592,817	$5,034,469
50,436	WiseTech Global Ltd.[3]	3,207,034	1,360,792

Total Australia		4,799,851	6,395,261

Brazil (1.70%)
69,380	Afya Ltd., Cl A	895,591	1,031,680
202,834	Localiza Rent a Car SA	1,865,786	1,837,191
109,601	XP, Inc., Cl A	2,111,925	2,086,803

Total Brazil		4,873,302	4,955,674

Canada (4.69%)
13,367	Agnico Eagle Mines Ltd.	616,374	2,713,234
1,070	Constellation Software, Inc.	22,712	1,878,319
362,620	Lundin Mining Corp.	3,779,533	9,042,691

Total Canada		4,418,619	13,634,244

Chile (0.71%)
25,688	Sociedad Quimica y Minera de Chile SA, ADR[1]	1,175,625	2,079,187

China (5.89%)
9,245	Alibaba Group Holding Limited, ADR	726,905	1,159,878
128,103	BYD Co. Ltd., Cl H3	1,747,696	1,751,338
31,537	Contemporary Amperex Technology Co. Ltd., Cl A3	1,315,362	1,865,920
127,005	Full Truck Alliance Co. Ltd., ADR	780,224	1,054,142
63,700	GDS Holdings Ltd., ADR[1]	2,353,305	2,566,473
767,508	Kingdee International Software Group Co. Ltd.[1,3]	253,848	852,045
103,503	Kuaishou Technology, 144A3	951,560	609,666
48,172	Montage Technology Co. Ltd., Cl A3	1,049,851	896,064
61,101	Pony AI, Inc., ADR[1]	799,511	576,793
26,896	Tencent Holdings Limited[3]	39,495	1,696,394
27,255	Tencent Holdings Limited, ADR	1,112,351	1,723,061
81,821	Zai Lab Limited, ADR[1]	1,682,055	1,539,053
162,091	Zhejiang Shuanghuan Driveline Co. Ltd., Cl A3	750,857	859,058

Total China		13,563,020	17,149,885

France (11.27%)
21,954	Airbus SE3	3,603,732	4,150,905
88,837	BNP Paribas S.A.[3]	3,205,453	8,462,935
8,276	EssilorLuxottica SA3	2,463,089	1,928,516
69,573	Eurofins Scientific SE3	962,422	5,076,671
24,097	Euronext NV, 144A3	3,527,258	3,869,541
2,275	LVMH Moët Hennessy Louis Vuitton SE3	508,679	1,243,627
87,652	TotalEnergies SE3	5,385,679	8,044,184

Total France		19,656,312	32,776,379

Germany (2.17%)
139,697	Deutsche Bank AG	3,243,230	4,160,177
25,181	Symrise AG3	1,103,824	2,150,249

Total Germany		4,347,054	6,310,426

Shares		Cost	Value
Common Stocks (continued)
Greece (1.14%)
404,257	Piraeus Bank SA3	$2,381,748	$3,321,378

India (8.49%)
219,872	Bharti Airtel Ltd.[3]	2,081,329	4,178,311
94,972	Centum Electronics Ltd.[3]	2,618,989	2,812,774
31,458	Cummins India Ltd.[3]	1,638,084	1,506,231
704,059	Eternal Ltd.[1,3]	2,167,624	1,732,145
1,301,048	GMR Power & Urban Infra Ltd.[1,3]	1,877,374	1,251,399
48,164	Godrej Properties Ltd.[1,3]	623,962	754,110
36,993	InterGlobe Aviation Ltd., 144A3	1,478,987	1,561,495
912,395	JM Financial Limited	860,570	1,092,868
243,528	JSW Energy Ltd.[3]	1,308,306	1,220,200
24,890	Kaynes Technology India Ltd.[1,3]	787,336	914,646
85,289	Kirloskar Oil Engines Ltd.[3]	1,321,012	1,215,004
151,166	Max Healthcare Institute Ltd.[3]	1,010,143	1,551,087
187,655	Nippon Life India Asset Management Ltd., 144A	601,069	1,586,037
467,254	Power Grid Corp. of India Ltd.[3]	1,533,633	1,471,050
70,253	Reliance Industries Limited[3]	573,178	1,010,348
23,974	Trent Ltd.[3]	434,014	844,302

Total India		20,915,610	24,702,007

Ireland (1.80%)
287,980	Bank of Ireland Group PLC[3]	2,073,088	5,224,887

Israel (0.29%)
62,630	Oddity Tech Ltd., Cl A1	1,948,345	837,989

Italy (0.80%)
10,374	Brunello Cucinelli SpA[3]	1,120,824	906,627
103,456	Stevanato Group SpA	2,048,522	1,422,520

Total Italy		3,169,346	2,329,147

Japan (17.11%)
234,031	Ajinomoto Co., Inc.[3]	4,383,842	6,616,346
461,502	Japan Exchange Group, Inc.[3]	4,827,836	5,389,410
86,300	The Japan Steel Works Ltd.[3]	5,476,115	4,753,734
14,845	Keyence Corporation[3]	4,366,791	5,283,441
336,533	Mitsubishi UFJ Financial Group, Inc., ADR	2,711,400	5,710,965
272,100	Mitsui Fudosan Co. Ltd.[3]	3,158,925	2,900,705
646,422	Nomura Holdings, Inc.[3]	4,674,553	5,089,948
205,200	SMS Co. Ltd.[3]	3,202,129	2,170,950
171,957	Sumitomo Mitsui Financial Group, Inc.[3]	2,433,730	5,653,999
25,048	Tokyo Electron Limited[3]	2,776,488	6,223,199

Total Japan		38,011,809	49,792,697

Korea, Republic of (5.68%)
18,934	Doosan Enerbility Co. Ltd.[1,3]	1,318,246	1,189,774
2,166	HD Hyundai Heavy Industries Co. Ltd.[3]	196,028	693,813
5,888	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.[3]	347,615	1,364,646

See Notes to Portfolios of Investments.

Baron International Growth Fund

PORTFOLIO OF INVESTMENTS

MARCH 31, 2026 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Korea, Republic of (continued)
61,203	HPSP Co. Ltd.[3]	$1,505,642	$1,728,026
24,031	ISC Co. Ltd.[3]	977,638	3,861,115
8,023	Park Systems Corp.[3]	1,048,597	1,271,773
38,117	Samsung Electronics Co., Ltd.[3]	3,094,783	4,458,214
3,474	SK Hynix, Inc.[3]	457,614	1,971,025

Total Korea, Republic of		8,946,163	16,538,386

Netherlands (6.76%)
125,709	AMG Critical Materials NV3	2,906,933	5,035,786
12,315	argenx SE, ADR[1]	345,189	8,993,029
28,782	Prosus NV3	1,009,886	1,332,478
221,172	Universal Music Group NV3	4,832,272	4,293,127

Total Netherlands		9,094,280	19,654,420

Peru (1.55%)
13,270	Credicorp, Ltd.	1,981,657	4,500,919

Poland (1.50%)
246,233	InPost SA1,3	1,636,792	4,359,300

Russia (0.00%)^
487,800	Sberbank of Russia PJSC[1,2,4]	1,650,983	347

Spain (1.41%)
374,143	eDreams ODIGEO SA1,3	2,111,701	1,336,807
47,358	Industria de Diseno Textil, S.A.[3]	1,323,774	2,756,652

Total Spain		3,435,475	4,093,459

Sweden (1.91%)
225,591	Epiroc AB, Cl A3	3,535,421	5,553,335

Switzerland (2.10%)
44,417	Nestle S.A.[3]	4,099,979	4,356,908
51,307	On Holding AG, Cl A1	2,546,758	1,745,464

Total Switzerland		6,646,737	6,102,372

Taiwan (6.20%)
25,614	eMemory Technology, Inc.[3]	1,856,041	2,180,930
273,943	Taiwan Semiconductor Manufacturing Co., Ltd.[3]	5,363,909	15,843,363

Total Taiwan		7,219,950	18,024,293

United Kingdom (7.16%)
32,835	AstraZeneca PLC, ADR	2,335,459	6,475,719
184,989	BAE Systems PLC[3]	3,469,508	5,423,600
82,008	Experian plc[3]	1,178,211	2,837,025
12,265	Linde Public Limited Company[3]	1,748,440	6,106,882

Total United Kingdom		8,731,618	20,843,226

United States (4.65%)
36,589	Agilent Technologies, Inc.	1,219,419	4,170,414
67,613	Arch Capital Group Ltd.[1]	872,367	6,490,172
17,932	Palo Alto Networks, Inc.[1]	2,859,011	2,874,858

Total United States		4,950,797	13,535,444

Total Common Stocks		179,163,602	282,714,662

Shares		Cost	Value
Warrants (0.00%)
Canada (0.00%)
5,029	Constellation Software, Inc. Exp. 3/31/2040 [1,2,4]	$0	$0

Total Investments (97.18%)		$179,163,602	282,714,662

Cash and Other Assets Less Liabilities (2.82%)			8,192,704

Net Assets			$290,907,366

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At March 31, 2026, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $347 or 0.00% of net assets. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the market value of Rule 144A securities amounted to $7,626,739 or 2.62% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2026	Percentage of Net Assets
Financials	21.5%
Information Technology	19.8%
Industrials	14.7%
Materials	11.1%
Health Care	10.7%
Consumer Discretionary	5.7%
Communication Services	4.3%
Consumer Staples	4.1%
Energy	3.1%
Real Estate	1.3%
Utilities	0.9%
Cash and Cash Equivalents*	2.8%

100.0%**

*	Includes other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Portfolios of Investments.

Baron Real Estate Fund

PORTFOLIO OF INVESTMENTS

MARCH 31, 2026 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.00%)
Consumer Discretionary (30.93%)
	Casinos & Gaming (10.99%)
1,617,000	Caesars Entertainment, Inc. [1]	$34,577,062	$42,737,310
321,200	Las Vegas Sands Corp.	11,352,077	17,306,256
980,350	MGM Resorts International [1]	36,016,191	36,282,753
2,056,900	Penn Entertainment, Inc. [1]	30,963,032	30,915,207
700,649	Red Rock Resorts, Inc., Cl A	17,316,554	37,386,631
711,578	Wynn Resorts Ltd.	60,979,778	72,260,746

		191,204,694	236,888,903
	Home Improvement Retail (2.23%)
203,466	Lowe’s Companies, Inc.	43,040,672	48,074,946
	Homebuilding (7.10%)
462,251	Champion Homes, Inc. [1]	34,731,892	34,377,607
545,700	Taylor Morrison Home Corp. [1]	32,992,860	31,781,568
636,600	Toll Brothers, Inc.	61,930,249	86,876,802

		129,655,001	153,035,977
	Hotels, Resorts & Cruise Lines (9.11%)
545,116	Airbnb, Inc., Cl A [1]	64,370,859	68,837,249
218,900	Hilton Worldwide Holdings, Inc.	34,287,300	66,563,112
424,900	Hyatt Hotels Corp., Cl A	52,171,547	61,096,371

		150,829,706	196,496,732
	Leisure Facilities (1.50%)
252,093	Vail Resorts, Inc.	34,397,314	32,348,574

Total Consumer Discretionary		549,127,387	666,845,132

Financials (7.85%)
	Asset Management & Custody Banks (4.94%)
378,510	Brookfield Asset Management Ltd., Cl A [2]	12,184,332	16,824,769
2,216,900	Brookfield Corp., Cl A [2]	60,589,445	89,717,943

		72,773,777	106,542,712
	Commercial & Residential Mortgage Finance (1.83%)
2,765,200	Rocket Cos., Inc., Cl A [1]	45,136,242	39,404,100
	Mortgage REITs (1.08%)
1,221,033	Blackstone Mortgage Trust, Inc., Cl A	23,326,006	23,382,782

Total Financials		141,236,025	169,329,594

Industrials (6.92%)
	Building Products (3.37%)
403,950	AAON, Inc.	31,792,563	33,426,863
286,400	Advanced Drainage Systems, Inc.	33,339,481	39,274,032

		65,132,044	72,700,895
	Construction & Engineering (0.37%)
143,281	Legence Corp., Cl A [1]	4,253,128	8,089,645

	Trading Companies & Distributors (3.18%)
514,535	SiteOne Landscape Supply, Inc. [1]	61,093,746	68,489,754

Total Industrials		130,478,918	149,280,294

Shares		Cost	Value
Common Stocks (continued)
Information Technology (2.58%)
	Internet Services & Infrastructure (2.58%)
1,378,675	GDS Holdings Ltd., ADR [1,2]	$32,255,029	$55,546,816

Materials (5.06%)
	Construction Materials (4.02%)
640,600	CRH PLC [2]	65,246,351	67,339,872
71,495	Vulcan Materials Co.	17,323,211	19,468,088

		82,569,562	86,807,960
	Specialty Chemicals (1.04%)
69,700	The Sherwin-Williams Co.	25,104,084	22,342,335

Total Materials		107,673,646	109,150,295

Real Estate (41.66%)
	Data Center REITs (9.84%)
367,601	Digital Realty Trust, Inc.	57,966,660	66,245,376
148,915	Equinix, Inc.	104,155,294	145,972,440

		162,121,954	212,217,816
	Health Care REITs (9.74%)
711,500	Ventas, Inc.	53,663,900	58,186,470
768,013	Welltower, Inc.	78,560,835	151,843,850

		132,224,735	210,030,320
	Industrial REITs (4.73%)
770,700	Prologis, Inc.	86,261,431	101,871,126
	Multi-Family Residential REITs (1.98%)
366,350	Equity Residential	22,747,577	21,669,602
618,900	UDR, Inc.	24,142,389	20,906,442

		46,889,966	42,576,044
	Other Specialized REITs (2.05%)
433,300	Iron Mountain, Inc.	41,531,279	44,257,262
	Real Estate Services (6.67%)
528,148	CBRE Group, Inc., Cl A [1]	42,423,804	71,542,928
237,392	Jones Lang LaSalle, Inc. [1]	48,389,394	72,243,134

		90,813,198	143,786,062
	Retail REITs (3.85%)
3,202,114	The Macerich Co.	55,831,667	60,519,955
120,500	Simon Property Group, Inc.	19,608,011	22,476,865

		75,439,678	82,996,820
	Self Storage REITs (2.80%)
222,950	Public Storage	64,536,914	60,392,696

Total Real Estate		699,819,155	898,128,146

Total Investments (95.00%)		$1,660,590,160	2,048,280,277

Cash and Other Assets Less Liabilities (5.00%)			107,721,548

Net Assets			$2,156,001,825

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Emerging Markets Fund

PORTFOLIO OF INVESTMENTS

MARCH 31, 2026 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.33%)
Argentina (1.09%)
495,093	Vista Energy SAB de CV, ADR[1]	$29,123,894	$37,364,669

Brazil (7.69%)
810,246	Afya Ltd., Cl A	15,886,696	12,048,358
8,793,033	Banco Bradesco SA, ADR	35,102,688	32,094,570
3,893,296	Banco BTG Pactual SA	26,757,511	42,308,876
9,515,691	GPS Participacoes e Empreendimentos SA, 144A	23,073,621	30,678,888
972,122	Inter & Co., Inc., BDR	3,898,832	7,750,927
5,313,352	Localiza Rent a Car SA	31,780,211	48,127,121
1,047,515	NU Holdings Ltd., Cl A1	16,634,649	15,052,791
2,542,737	PRIO SA1	26,775,551	32,501,832
2,252,312	XP, Inc., Cl A	38,270,287	42,884,021

Total Brazil		218,180,046	263,447,384

Chile (1.11%)
470,585	Sociedad Quimica y Minera de Chile SA, ADR[1]	20,981,050	38,089,150

China (21.18%)
555,055	Alibaba Group Holding Limited, ADR	43,571,202	69,637,200
3,707,376	BYD Co. Ltd., Cl H3	50,857,526	50,684,759
16,016,052	China Mengniu Dairy Co. Ltd.[3]	28,190,267	35,384,302
883,036	Contemporary Amperex Technology Co. Ltd., Cl A3	28,488,587	52,245,758
3,595,680	Full Truck Alliance Co. Ltd., ADR	23,761,933	29,844,144
3,357,882	Fuyao Glass Industry Group Co. Ltd., Cl A3	23,081,261	28,009,509
1,211,004	GDS Holdings Ltd., ADR[1]	43,427,322	48,791,351
2,356,646	Jiangsu Hengli Hydraulic Co. Ltd., Cl A3	18,690,105	33,216,301
24,549,896	Kingdee International Software Group Co. Ltd.[1,3]	11,596,763	27,253,935
4,064,354	Kuaishou Technology, 144A3	38,001,919	23,940,369
586,152	Montage Technology Co. Ltd., Cl A3	14,488,189	10,903,217
744,769	Montage Technology Co. Ltd., Cl H1	14,091,181	14,627,152
1,831,640	Pony AI, Inc., ADR[1]	24,204,521	17,290,682
2,907,050	SF Holding Co. Ltd., Cl H3	12,956,527	13,129,551
1,840,043	Tencent Holdings Limited[3]	31,178,207	116,055,814
366,025	Tencent Holdings Limited, ADR	15,071,009	23,140,101
1,822,788	Tencent Music Entertainment Group, ADR	19,255,193	16,915,473
1,923,387	WuXi AppTec Co. Ltd., Cl A3	28,547,023	27,902,011

Shares		Cost	Value
Common Stocks (continued)

China (continued)
3,472,564	Wuxi Biologics Cayman, Inc., 144A1,3	$10,250,520	$14,933,732
1,397,386	Zai Lab Limited, ADR[1]	27,260,913	26,284,831
6,023,247	Zhejiang Sanhua Intelligent Controls Co. Ltd., Cl H3	19,687,346	22,078,798
4,469,884	Zhejiang Shuanghuan Driveline Co. Ltd., Cl A3	20,166,194	23,689,706

Total China		546,823,708	725,958,696

Greece (1.14%)
4,767,625	Piraeus Bank SA3	28,569,005	39,170,832

India (19.73%)
6,855,312	Bajaj Finance Limited[3]	34,172,761	58,658,698
7,861,396	Bharat Electronics Ltd.[3]	37,481,873	33,640,860
2,881,990	Bharti Airtel Ltd.[3]	19,275,806	54,767,545
1,042,250	Cholamandalam Investment & Finance Co. Ltd.[3]	15,856,050	15,068,928
839,932	Cummins India Ltd.[3]	35,580,809	40,216,531
13,797,929	Eternal Ltd.[1,3]	43,146,569	33,946,029
937,096	Godrej Properties Ltd.[1,3]	16,977,315	14,672,223
1,397,701	HDFC Bank Ltd.[3]	9,207,523	10,948,249
720,148	InterGlobe Aviation Ltd., 144A3	28,647,402	30,397,849
21,289,939	JM Financial Limited	22,679,528	25,501,127
3,639,668	JSW Energy Ltd.[3]	19,657,888	18,236,598
448,053	Kaynes Technology India Ltd.[1,3]	14,690,275	16,464,844
1,256,536	Kirloskar Oil Engines Ltd.[3]	19,695,178	17,900,272
5,286,012	Kotak Mahindra Bank Ltd.[3]	23,996,481	19,898,361
3,868,880	Max Healthcare Institute Ltd.[3]	36,361,651	39,697,881
3,667,096	Nippon Life India Asset Management Ltd., 144A	12,462,036	30,993,846
1,129,325	Nuvama Wealth Management Ltd.[3]	7,590,364	13,931,079
13,643,347	Pine Labs Ltd., 144A1,2,3	39,999,997	22,764,624
11,873,066	Power Grid Corp. of India Ltd.[3]	43,144,723	37,379,837
1,811,548	Reliance Industries Limited[3]	14,421,049	26,052,892
1,838,618	SBI Life Insurance Company Limited, 144A3	18,583,724	34,779,411
8,882,772	Swiggy Ltd.[1,3]	42,358,666	24,648,393
916,909	Tata Communications Ltd.	6,828,323	13,030,237
1,595,351	Tata Consumer Products Ltd.[3]	13,553,151	17,157,436
723,538	Trent Ltd.[3]	16,914,551	25,481,126

Total India		593,283,693	676,234,876

Japan (0.82%)
511,000	The Japan Steel Works Ltd.[3]	32,420,722	28,147,833

See Notes to Portfolios of Investments.

Baron Emerging Markets Fund

PORTFOLIO OF INVESTMENTS

MARCH 31, 2026 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Korea, Republic of (16.73%)
186,388	Coupang, Inc.[1]	$2,068,045	$3,519,005
229,579	D’Alba Global Co. Ltd.[3]	25,378,715	21,804,845
539,172	Doosan Enerbility Co. Ltd.[1,3]	16,279,384	33,880,476
307,471	Hanwha Systems Co. Ltd.[3]	4,949,937	24,075,192
52,023	HD Hyundai Heavy Industries Co. Ltd.[3]	2,726,096	16,664,011
148,455	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.[3]	9,990,514	34,407,009
1,267,437	HPSP Co. Ltd.[3]	30,646,583	35,785,245
250,993	Hyundai Glovis Co. Ltd.[3]	24,917,257	35,648,715
464,550	ISC Co. Ltd.[3]	17,036,843	74,640,299
259,780	Korea Aerospace Industries Ltd.[3]	11,803,462	29,367,017
90,778	Park Systems Corp.[3]	11,579,327	14,389,749
15,967	Samsung Biologics Co. Ltd., 144A1,3	16,784,309	16,364,032
1,342,129	Samsung Electronics Co., Ltd.[3]	45,038,219	156,977,144
133,967	SK Hynix, Inc.[3]	16,199,785	76,008,154

Total Korea, Republic of		235,398,476	573,530,893

Mexico (1.65%)
5,299,034	Grupo Mexico S.A.B. de C.V., Series B	12,527,691	56,680,121

Peru (1.83%)
185,173	Credicorp, Ltd.	21,983,912	62,806,978

Philippines (0.63%)
11,423,620	BDO Unibank, Inc.[3]	18,486,298	21,491,932

Poland (1.62%)
3,134,099	InPost SA1,3	27,097,868	55,485,971

Russia (0.00%)^
17,949,100	Sberbank of Russia PJSC[1,2,4]	64,430,586	12,783

South Africa (1.93%)
1,976,902	Absa Group Ltd.[3]	24,406,252	28,477,060
4,750,541	FirstRand Ltd.[3]	23,023,442	24,319,496
254,705	Naspers Ltd., N Shares[3]	7,095,787	13,175,119

Total South Africa		54,525,481	65,971,675

Spain (0.54%)
2,176,630	Codere Online Luxembourg, S.A. Private Shares[1]	18,185,897	18,501,355

Taiwan (19.64%)
99,410	ASPEED Technology, Inc.[3]	10,608,142	34,266,093
786,537	Chroma ATE, Inc.[3]	8,048,893	37,741,513
1,645,886	Delta Electronics, Inc.[3]	5,673,093	74,213,568
3,196,672	E Ink Holdings, Inc.[3]	25,876,734	13,943,860
428,688	eMemory Technology, Inc.[3]	31,502,552	36,501,078
8,039,016	Taiwan Semiconductor Manufacturing Co., Ltd.[3]	143,967,287	464,932,671
34,442	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	600,951	11,639,674

Total Taiwan		226,277,652	673,238,457

Total Common Stocks		2,148,295,979	3,336,133,605

Shares		Cost	Value
Private Convertible Preferred Stocks (0.00%)^
India (0.00%)^
15,334	Think & Learn Private Limited, Series F1,2,4	$49,776,072	$66,376

Warrants (0.00%)^
Spain (0.00%)^
13,259	Codere Online Luxembourg S.A. Private Shares Exp. 11/30/2026 exercise price USD 11.50 [1]	0	9,016

Total Investments (97.33%)		$2,198,072,051	3,336,208,997

Cash and Other Assets Less Liabilities (2.67%)			91,625,693

Net Assets			$3,427,834,690

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At March 31, 2026, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $22,843,783 or 0.67% of net assets. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the market value of Rule 144A securities amounted to $204,852,751 or 5.98% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2026	Percentage of Net Assets
Information Technology	34.0%
Industrials	17.8%
Financials	16.0%
Consumer Discretionary	8.9%
Communication Services	7.2%
Health Care	3.7%
Energy	2.8%
Materials	2.8%
Consumer Staples	2.2%
Utilities	1.6%
Real Estate	0.4%
Cash and Cash Equivalents*	2.7%

100.0%**

*	Includes other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Portfolios of Investments.

Baron Global Opportunity Fund

PORTFOLIO OF INVESTMENTS

MARCH 31, 2026 (UNAUDITED)

Shares		Cost	Value
Common Stocks (77.24%)
Argentina (4.82%)
23,388	MercadoLibre, Inc.[1]	$12,558,847	$40,438,320

Brazil (3.75%)
416,760	Afya Ltd., Cl A	7,447,704	6,197,221
1,760,205	NU Holdings Ltd., Cl A1	22,930,550	25,294,146

Total Brazil		30,378,254	31,491,367

Canada (5.05%)
357,327	Shopify, Inc., Cl A1	21,066,709	42,386,129

China (3.53%)
605,829	GDS Holdings Ltd., ADR[1]	13,215,667	24,408,850
51,155	PDD Holdings, Inc., ADR[1]	7,069,328	5,227,018

Total China		20,284,995	29,635,868

India (5.27%)
2,603,165	Bajaj Finance Limited[3]	17,595,628	22,274,445
8,914,430	Eternal Ltd.[1,3]	17,771,212	21,931,516

Total India		35,366,840	44,205,961

Israel (1.18%)
231,622	Fiverr International Ltd.[1]	5,280,620	2,320,852
84,698	Wix.com Ltd.[1]	8,219,775	7,628,749

Total Israel		13,500,395	9,949,601

Korea, Republic of (3.54%)
1,572,655	Coupang, Inc.[1]	26,837,723	29,691,726

Netherlands (7.43%)
11,287	Adyen N.V., 144A1,3	9,602,869	11,296,599
32,477	argenx SE, ADR[1]	1,592,288	23,716,329
17,155	ASML Holding N.V.[3]	3,495,349	22,811,964
43,753	Nebius Group NV1	4,908,915	4,539,811

Total Netherlands		19,599,421	62,364,703

Poland (1.43%)
678,096	InPost SA1,3	7,568,083	12,004,986

Spain (1.22%)
827,902	Codere Online Luxembourg S.A.[1]	7,576,156	7,037,167
375,992	Codere Online Luxembourg, S.A. Private Shares[1]	2,714,710	3,195,932

Total Spain		10,290,866	10,233,099

Taiwan (4.98%)
123,587	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	27,665,859	41,766,227

United States (35.04%)
200,807	Amazon.com, Inc.[1]	46,136,954	41,822,074
58,294	Billiontoone, Inc., Cl A1	4,173,994	4,601,728
109,976	Block, Inc.[1]	9,647,337	6,618,356
148,964	Cloudflare, Inc., Cl A1	10,498,970	30,737,232
49,466	Crowdstrike Holdings, Inc., Cl A1	15,032,305	19,312,021
153,422	Datadog, Inc., Cl A1	8,363,017	18,111,467
73,112	Figma, Inc., Cl A1	2,030,782	1,545,588
415,031	Forgent Power Solutions, Inc.[1]	12,164,803	12,147,957
154	GRAIL, Inc.[1]	7,341	7,959
340,420	HeartFlow, Inc.[1]	8,366,390	8,282,418
92,028	Illumina, Inc.[1]	9,839,166	11,343,371

Shares		Cost	Value
Common Stocks (continued)
United States (continued)
2,546,326	indie Semiconductor, Inc., Cl A1	$12,337,941	$8,199,170
277,268	Loar Holdings, Inc.[1]	20,568,975	15,884,684
699,673	Netskope, Inc., Cl A1	12,349,074	5,940,224
356,883	NVIDIA Corp.	6,728,358	62,240,395
222,263	SailPoint, Inc.[1]	4,629,759	2,942,762
76,195	ServiceTitan, Inc., Cl A1	5,667,456	4,835,335
106,673	Snowflake, Inc., Cl A1	13,393,986	16,088,422
27,899	Tesla, Inc.[1]	6,610,652	10,371,453
74,811	Viking Therapeutics, Inc.[1]	4,953,838	2,434,350
75,960	Zscaler, Inc.[1]	6,468,045	10,656,428

Total United States		219,969,143	294,123,394

Total Common Stocks		445,087,135	648,291,381

Private Common Stocks (20.61%)
United States (20.61%)
299,761	Farmers Business Network, Inc.[1,2,4]	12,250,007	557,555
252,130	Space Exploration Technologies Corp., Cl A1,2,4	11,571,518	132,769,137
75,250	Space Exploration Technologies Corp., Cl C1,2,4	3,428,124	39,625,898

Total Private Common Stocks		27,249,649	172,952,590

Private Convertible Preferred Stocks (0.00%)^
India (0.00%)^
9,201	Think & Learn Private Limited, Series F1,2,4	29,867,591	39,828

Warrants (0.04%)
Israel (0.00%)^
228,748	Taboola.com Ltd., Exp. 6/29/2026 exercise price USD 11.50[1]	417,099	2,287

Spain (0.04%)
502,360	Codere Online Luxembourg S.A., Exp. 11/30/2026 exercise price USD 11.50[1]	845,632	341,605

Total Warrants		1,262,731	343,892

Total Investments (97.89%)		$503,467,106	821,627,691

Cash and Other Assets Less Liabilities (2.11%)			17,667,572

Net Assets			$839,295,263

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At March 31, 2026, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $172,992,418 or 20.61% of net assets. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the market value of Rule 144A securities amounted to $11,296,599 or 1.35% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Global Opportunity Fund

PORTFOLIO OF INVESTMENTS

MARCH 31, 2026 (UNAUDITED)

Summary of Investments by Sector as of March 31, 2026	Percentage of Net Assets
Information Technology	38.6%
Industrials	25.6%
Consumer Discretionary	19.8%
Financials	7.8%
Health Care	6.0%
Unclassified	0.1%
Communication Services	0.0%	†
Cash and Cash Equivalents*	2.1%

	100.0%	**

†	Rounds to less than 0.1%.
*	Includes other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Portfolios of Investments.

Baron Real Estate Income Fund

PORTFOLIO OF INVESTMENTS

MARCH 31, 2026 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.22%)
Consumer Discretionary (6.71%)
	Casinos & Gaming (2.34%)
61,083	Wynn Resorts Ltd.	$5,214,184	$6,202,979
	Hotels, Resorts & Cruise Lines (2.66%)
108,140	Marriott Vacations Worldwide Corp.	6,570,203	7,042,077
	Leisure Facilities (1.71%)
35,173	Vail Resorts, Inc.	5,156,668	4,513,399

Total Consumer Discretionary		16,941,055	17,758,455

Financials (3.68%)
	Asset Management & Custody Banks (2.10%)
137,263	Brookfield Corp., Cl A [2]	4,704,919	5,555,034

	Mortgage REITs (1.58%)
217,794	Blackstone Mortgage Trust, Inc., Cl A	4,129,398	4,170,755

Total Financials		8,834,317	9,725,789

Information Technology (2.38%)
	Internet Services & Infrastructure (2.38%)
156,241	GDS Holdings Ltd., ADR [1,2]	4,331,630	6,294,950

Materials (2.33%)
	Construction Materials (2.33%)
58,675	CRH PLC [2]	5,968,373	6,167,916

Real Estate (80.12%)
	Data Center REITs (13.83%)
58,232	Digital Realty Trust, Inc.	9,525,895	10,493,989
26,639	Equinix, Inc.	20,856,376	26,112,613

		30,382,271	36,606,602
	Diversified REITs (3.32%)
289,266	Essential Properties Realty Trust, Inc.	8,971,421	8,782,116

	Health Care REITs (19.28%)
136,175	American Healthcare REIT, Inc.	3,937,813	6,422,013
149,832	Janus Living, Inc., Cl A [1]	2,996,640	3,531,540
183,160	Ventas, Inc.	11,149,379	14,978,825
132,019	Welltower, Inc.	12,308,168	26,101,477

		30,392,000	51,033,855

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)
	Hotel & Resort REITs (5.57%)
462,399	Host Hotels & Resorts, Inc.	$7,635,324	$8,859,565
465,632	Pebblebrook Hotel Trust	5,780,109	5,880,932

		13,415,433	14,740,497

	Industrial REITs (14.37%)
56,445	EastGroup Properties, Inc.	9,452,304	10,447,405
188,042	Prologis, Inc.	20,932,483	24,855,392
44,575	Terreno Realty Corp.	2,551,316	2,737,796

		32,936,103	38,040,593

	Multi-Family Residential REITs (3.71%)
67,389	Equity Residential	4,116,037	3,986,059
10,760	Essex Property Trust, Inc.	2,735,877	2,603,920
95,832	UDR, Inc.	3,735,673	3,237,205

		10,587,587	9,827,184

	Other Specialized REITs (2.19%)
56,650	Iron Mountain, Inc.	5,412,187	5,786,231

	Retail REITs (7.57%)
55,422	Agree Realty Corp.	4,494,174	4,177,710
551,784	The Macerich Co.	9,045,085	10,428,718
29,101	Simon Property Group, Inc.	4,223,133	5,428,209

		17,762,392	20,034,637

	Self Storage REITs (6.47%)
125,271	CubeSmart	4,813,962	4,591,182
39,960	Extra Space Storage, Inc.	5,652,192	5,239,955
26,871	Public Storage	7,684,117	7,278,816

		18,150,271	17,109,953
	Telecom Tower REITs (1.03%)
15,798	American Tower Corp.	3,018,845	2,726,419

	Timber REITs (2.78%)
300,913	Weyerhaeuser Co.	6,840,329	7,351,305

Total Real Estate		177,868,839	212,039,392

Total Investments (95.22%)		$213,944,214	251,986,502

Cash and Other Assets Less Liabilities (4.78%)			12,655,915

Net Assets			$264,642,417

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Health Care Fund

PORTFOLIO OF INVESTMENTS

MARCH 31, 2026 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.48%)
Health Care (96.26%)
	Biotechnology (32.19%)
8,000	AbbVie, Inc.	$1,532,415	$1,739,920
5,500	Abivax SA, ADR [1,2]	456,311	612,425
15,000	Apogee Therapeutics, Inc. [1]	1,051,173	1,262,550
73,000	Arcutis Biotherapeutics, Inc. [1]	2,137,772	1,719,880
5,200	argenx SE, ADR [1,2]	729,916	3,797,300
5,600	Ascendis Pharma AS, ADR [1,2]	980,180	1,280,888
23,000	Cytokinetics, Inc. [1]	1,488,277	1,515,930
30,000	Gilead Sciences, Inc.	3,509,409	4,181,100
20,000	Insmed, Inc. [1]	1,436,301	3,270,400
45,000	Ionis Pharmaceuticals, Inc. [1]	2,790,223	3,379,050
20,000	Kymera Therapeutics, Inc. [1]	1,189,645	1,665,800
5,300	Madrigal Pharmaceuticals, Inc. [1]	2,395,677	2,774,391
15,000	Protagonist Therapeutics, Inc. [1]	1,366,048	1,581,000
2,500	Revolution Medicines, Inc. [1]	243,638	243,125
125,000	Roivant Sciences Ltd. [1,2]	1,727,861	3,462,500
7,500	Vertex Pharmaceuticals, Incorporated [1]	2,306,922	3,349,050
25,000	Xenon Pharmaceuticals, Inc. [1,2]	738,848	1,453,750

		26,080,616	37,289,059

	Health Care Equipment (11.80%)
16,000	DexCom, Inc. [1]	1,412,699	1,004,800
33,300	Edwards Lifesciences Corp. [1]	2,632,793	2,666,664
4,700	IDEXX Laboratories, Inc. [1]	1,734,417	2,640,883
8,000	Insulet Corp. [1]	2,344,392	1,678,720
8,400	Intuitive Surgical, Inc. [1]	1,691,851	3,872,316
5,500	Stryker Corp.	1,442,251	1,807,245

		11,258,403	13,670,628

	Health Care Services (2.89%)
60,000	RadNet, Inc. [1]	2,871,502	3,353,400

	Health Care Supplies (0.54%)
14,000	Medline, Inc., Cl A [1]	602,723	623,000

	Health Care Technology (1.03%)
48,848	HeartFlow, Inc. [1]	1,131,100	1,188,472

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Life Sciences Tools & Services (16.40%)
27,000	BillionToOne, Inc., Cl A [1,3]	$2,022,447	$2,131,380
32,000	Guardant Health, Inc. [1,3]	3,454,857	2,955,840
3,800	Mettler-Toledo International, Inc. [1]	4,188,883	4,792,560
14,700	Natera, Inc. [1,3]	2,974,120	2,939,853
9,000	Repligen Corp. [1]	1,396,625	1,060,380
10,400	Thermo Fisher Scientific, Inc.	4,589,753	5,111,912

		18,626,685	18,991,925

	Pharmaceuticals (31.41%)
31,000	AstraZeneca PLC, ADR [2]	4,248,229	6,113,820
142,500	Elanco Animal Health, Inc. [1]	3,292,749	3,410,025
13,000	Eli Lilly & Co.	2,678,780	11,957,010
22,500	Johnson & Johnson	5,072,265	5,499,900
25,000	Merck & Co., Inc.	2,925,723	3,007,250
35,000	Terns Pharmaceuticals, Inc. [1]	1,526,831	1,845,200
130,000	Teva Pharmaceutical Industries Ltd., ADR [1,2]	2,590,790	3,915,600
10,000	VeraDermics, Inc. [1]	554,433	631,500

		22,889,800	36,380,305

Total Health Care		83,460,829	111,496,789

Real Estate (2.22%)
	Health Care REITs (2.22%)
13,000	Welltower, Inc.	2,567,652	2,570,230

Total Investments (98.48%)		$86,028,481	114,067,019

Cash and Other Assets Less Liabilities (1.52%)			1,766,404

Net Assets			$115,833,423

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron India Fund

PORTFOLIO OF INVESTMENTS

MARCH 31, 2026 (UNAUDITED)

Shares		Cost	Value
Common Stocks (99.48%)
Communication Services (9.43%)
	Integrated Telecommunication Services (1.53%)
78,610	Indus Towers Ltd. [1,3]	$359,296	$349,967
	Wireless Telecommunication Services (7.90%)
95,171	Bharti Airtel Ltd. [3]	1,730,266	1,808,570

Total Communication Services		2,089,562	2,158,537

Consumer Discretionary (10.18%)
	Apparel Retail (1.03%)
6,695	Trent Ltd. [3]	255,202	235,781

	Apparel, Accessories & Luxury Goods (1.27%)
6,936	Titan Co. Ltd. [3]	280,278	291,331

	Automobile Manufacturers (2.53%)
18,480	Mahindra & Mahindra Ltd. [3]	635,944	579,654

	Consumer Electronics (0.41%)
911	Dixon Technologies India Ltd. [3]	123,569	94,369

	Household Appliances (0.83%)
2,709	Amber Enterprises India Ltd. [1,3]	222,748	189,211

	Restaurants (4.11%)
382,345	Eternal Ltd. [1,3]	1,067,872	940,655

Total Consumer Discretionary		2,585,613	2,331,001

Consumer Staples (2.69%)
	Packaged Foods & Meats (2.69%)
57,191	Tata Consumer Products Ltd. [3]	709,826	615,069

Energy (2.72%)
	Oil & Gas Refining & Marketing (2.72%)
43,275	Reliance Industries Limited [3]	672,618	622,362

Financials (30.23%)
	Asset Management & Custody Banks (2.44%)
55,330	360 ONE WAM Ltd. [3]	657,222	558,971

	Consumer Finance (7.14%)
112,788	Bajaj Finance Limited [3]	1,070,926	965,091
46,327	Cholamandalam Investment & Finance Co. Ltd. [3]	790,083	669,799

		1,861,009	1,634,890

	Diversified Banks (14.63%)
45,622	Axis Bank Ltd. [3]	663,292	565,038
157,252	HDFC Bank Ltd. [3]	1,682,430	1,231,761
78,737	ICICI Bank Ltd. [3]	1,187,088	1,010,767
143,305	Kotak Mahindra Bank Ltd. [3]	654,822	539,449

		4,187,632	3,347,015

	Diversified Financial Services (1.04%)
13,668	Bajaj Finserv Ltd. [3]	286,353	237,413

	Investment Banking & Brokerage (1.31%)
24,231	Nuvama Wealth Management Ltd. [3]	359,838	298,908

	Life & Health Insurance (3.67%)
44,466	SBI Life Insurance Company Limited, 144A [3]	916,513	841,122

Total Financials		8,268,567	6,918,319

Shares		Cost	Value
Common Stocks (continued)
Health Care (11.65%)
	Health Care Facilities (8.55%)
127,137	Aster DM Healthcare Ltd., 144A [3]	$762,787	$904,106
93,229	HealthCare Global Enterprises Ltd. [1]	626,809	516,231
52,237	Max Healthcare Institute Ltd. [3]	598,196	535,995

		1,987,792	1,956,332

	Life Sciences Tools & Services (1.61%)
5,826	Divi’s Laboratories Ltd. [3]	402,542	368,120

	Pharmaceuticals (1.49%)
12,504	Acutaas Chemicals Ltd. [3]	296,401	340,787

Total Health Care		2,686,735	2,665,239

Industrials (21.18%)
	Aerospace & Defense (4.36%)
233,351	Bharat Electronics Ltd. [3]	1,036,508	998,567

	Construction & Engineering (1.45%)
344,133	GMR Power & Urban Infra Ltd. [1,3]	443,373	331,001

	Construction & Machinery & Heavy Trucks (3.12%)
14,900	Cummins India Ltd. [3]	672,927	713,423

	Electrical Components & Equipment (5.47%)
399,698	Precision Wires India Ltd. [3]	840,861	1,251,923

	Heavy Electrical Equipment (1.13%)
9,473	Siemens Energy India Ltd. [2,3]	335,192	257,850

	Industrial Machinery & Supplies & Components (4.47%)
50,526	Kirloskar Oil Engines Ltd. [3]	641,483	719,780
13,642	Shaily Engineering Plastics Ltd. [3]	247,766	302,424

		889,249	1,022,204

	Passenger Airlines (1.18%)
6,423	InterGlobe Aviation Ltd., 144A [3]	312,901	271,118

Total Industrials		4,531,011	4,846,086

Information Technology (6.53%)
	Communications Equipment (0.91%)
22,921	Astra Microwave Products Ltd. [3]	260,825	208,291

	Electronic Components (3.74%)
28,937	Centum Electronics Ltd. [3]	775,765	857,024

	Electronic Equipment & Instruments (0.62%)
7,424	Aditya Infotech Ltd. [1]	138,711	140,756
	Electronic Manufacturing Services (0.51%)
3,185	Kaynes Technology India Ltd. [1,3]	120,781	117,041

	IT Consulting & Other Services (0.75%)
6,775	Tata Consultancy Services Ltd. [3]	243,203	170,599

Total Information Technology		1,539,285	1,493,711

See Notes to Portfolios of Investments.

Baron India Fund

PORTFOLIO OF INVESTMENTS

MARCH 31, 2026 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Real Estate (0.52%)
	Real Estate Development (0.52%)
7,570	Godrej Properties Ltd. [1,3]	$158,541	$118,524

Utilities (4.35%)
	Electric Utilities (3.48%)
253,444	Power Grid Corp. of India Ltd. [3]	845,430	797,915

	Independent Power Producers & Energy Traders (0.87%)
39,681	JSW Energy Ltd. [3]	204,906	198,822

Total Utilities		1,050,336	996,737

Total Investments (99.48%)		$24,292,094	22,765,585

Cash and Other Assets Less Liabilities (0.52%)			118,893

Net Assets			$22,884,478

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the market value of Rule 144A securities amounted to $2,016,346 or 8.81% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Select Funds	March 31, 2026

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers 10 series (individually, a Fund and collectively, the Funds): Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Opportunity Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, and Baron India Fund. Prior to October 1, 2025, Baron Global Opportunity Fund was named Baron Global Advantage Fund. Baron WealthBuilder Fund is presented in a separate report.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

The investment goals of the Funds are as follows:

Baron Partners Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. growth companies. The Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investments increases both investment opportunity and investment risk.

Baron Focused Growth Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. small- and mid-sized growth companies.

Baron International Growth Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in non-U.S. growth companies.

Baron Real Estate Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in U.S. and non-U.S. real estate and real estate-related companies.

Baron Emerging Markets Fund is a diversified fund that seeks capital appreciation through investments primarily in growth companies in developing countries.

Baron Global Opportunity Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities of established and emerging markets companies located throughout the world.

Baron Real Estate Income Fund is a non-diversified fund that seeks both capital appreciation and current income through investments primarily in real estate income-producing securities and other real estate securities.

Baron Health Care Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities engaged in research, development, production, sale, delivery or distribution of products and services related to the health care industry.

Baron India Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities located in India.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets less liabilities of the Fund represented by such class, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board).The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair

Baron Select Funds	March 31, 2026

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (CONTINUED)

Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized and change in net unrealized gain or loss on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and change in net unrealized gain or loss from investments and foreign currency translations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

d) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at March 31, 2026.

e) Restricted Securities. The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board. Refer to Note 3 for additional information.

f) In-Kind Redemptions. In accordance with guidelines described in a Fund’s prospectus and in accordance with procedures adopted by the Board, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (In-Kind Redemption).

g) Russia and Ukraine Risk. Certain Funds invested in securities and instruments that are economically tied to Russia. Due to the uncertainty of the geopolitical tension in Russia/Ukraine, investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risk that further economic sanctions may be imposed by the U.S. and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s performance and/or ability to achieve its investment objective. For example, certain transactions may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited), which could cause a Fund to sell other portiolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

Baron Select Funds	March 31, 2026

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. RESTRICTED SECURITIES

At March 31, 2026, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of SEC Rule 22e-4 (the Liquidity Rule) governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

At March 31, 2026, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$1,326,227,447
Private Convertible Preferred Stocks
Northvolt AB	5/19/2021	0
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-8/4/2020	2,564,040,432

Total Restricted Securities:		$3,890,267,879

(Cost $118,013,078)† (37.43% of Net Assets)

	Baron Focused Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017-10/17/2025	$543,533,560
Private Preferred Stocks
Neuralink Corp.	5/30/2025	5,000,005
Space Exploration Technologies Corp.	11/15/2017-11/29/2023	277,586,652

Total Restricted Securities:		$826,120,217

(Cost $109,950,293)† (21.34% of Net Assets)

	Baron International Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Sberbank of Russia PJSC	1/24/2017-10/29/2021	$347
Warrants
Constellation Software, Inc. Exp 3/31/2040	8/23/2023	0

Total Restricted Securities:		$347

(Cost $1,650,983)† (0.00%^ of Net Assets)

	Baron Emerging Markets Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Pine Labs PTE. Ltd.**	5/17/2021	$22,764,624
Sberbank of Russia PJSC	2/11/2016	12,783
Private Convertible Preferred Stocks
Think & Learn Private Limited	3/31/2021	66,376

Total Restricted Securities:		$22,843,783

(Cost $154,206,655)† (0.67% of Net Assets)

Baron Select Funds	March 31, 2026

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. RESTRICTED SECURITIES (CONTINUED)

	Baron Global Opportunity Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020 – 9/15/2021	$557,555
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	172,395,035
Private Convertible Preferred Stocks
Think & Learn Private Limited	3/31/2021	39,828

Total Restricted Securities:		$172,992,418

(Cost $57,117,240)† (20.61% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.
^	Rounds to less than 0.01%.
**	Pine Labs Ltd. went public via an initial public offering on 11/14/2025. The publicly traded shares are subject to a lock-up period, expiring on 5/15/2026.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of March 31, 2026 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$7,892,281,205	$—	$—	$7,892,281,205
Private Common Stocks	—	—	1,326,227,447	1,326,227,447
Private Convertible Preferred Stocks	—	—	0	0
Private Preferred Stocks	—	—	2,564,040,432	2,564,040,432

Total Investments	$7,892,281,205	$—	$3,890,267,879	$11,782,549,084

†	See Portfolios of Investments for additional detailed categorizations.

Baron Select Funds	March 31, 2026

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

	Baron Focused Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,030,015,090	$—	$—	$3,030,015,090
Private Common Stocks	—	—	543,533,560	543,533,560
Private Preferred Stocks†	—	—	282,586,657	282,586,657

Total Investments	$3,030,015,090	$—	$826,120,217	$3,856,135,307

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)[1]	Total
Common Stocks†	$79,349,636	$203,364,679	$347	$282,714,662
Warrants	—	—	0	0

Total Investments	$79,349,636	$203,364,679	$347	$282,714,662

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,048,280,277	$—	$—	$2,048,280,277

Total Investments	$2,048,280,277	$—	$—	$2,048,280,277

	Baron Emerging Markets Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$808,104,480	$2,528,016,342	$12,783	$3,336,133,605
Private Convertible Preferred Stocks	—	—	66,376	66,376
Warrants	9,016	—	—	9,016

Total Investments	$808,113,496	$2,528,016,342	$79,159	$3,336,208,997

	Baron Global Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$557,971,871	$90,319,510	$—	648,291,381
Private Common Stocks†	—	—	172,952,590	172,952,590
Private Convertible Preferred Stocks	—	—	39,828	39,828
Warrants†	343,892	—	—	343,892

Total Investments	$558,315,763	$90,319,510	$172,992,418	$821,627,691

†	See Portfolios of Investments for additional detailed categorizations.
[1]

The reconciliation between beginning and ending balances of Level 3 investments in which significant unobservable valuation inputs were used in determining fair value is not presented as Level 3 assets were not significant for the Fund.

Baron Select Funds	March 31, 2026

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

	Baron Real Estate Income Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$251,986,502	$—	$—	$251,986,502

Total Investments	$251,986,502	$—	$—	$251,986,502

	Baron Health Care Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$114,067,019	$—	$—	$114,067,019

Total Investments	$114,067,019	$—	$—	$114,067,019

	Baron India Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$656,987	$22,108,598		$22,765,585

Total Investments	$656,987	$22,108,598	$—	$22,765,585

†	See Portfolios of Investments for additional detailed categorizations.
[1]

The reconciliation between beginning and ending balances of Level 3 investments in which significant unobservable valuation inputs were used in determining fair value is not presented as Level 3 assets were not significant for the Fund.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2025	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2026	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2026
Private Common Stocks
Communication Services	$125,697,796	$—	$65,697,797	$(65,697,796)	$—	$(125,697,797)	$—	$—	$—	$—
Industrials	1,060,296,920	—	—	265,930,527	—	—	—	—	1,326,227,447	265,930,527
Private Convertible Preferred Stocks
Unclassified*	0	—	—	0	—	—	—	—	0	0
Private Preferred Stocks
Communication Services	24,999,974					(24,999,974)			—	—
Industrials	2,049,907,940	—	—	514,132,492	—	—	—	—	2,564,040,432	514,132,492

Total	$3,260,902,630	$—	$65,697,797	$714,365,223	$—	$(150,697,771)	$—	$—	$3,890,267,879	$780,063,019

*	The Adviser reclassified Northvolt AB sector to Unclassified as a result of the company declaring bankruptcy and no longer having a principal business activity.

Baron Select Funds	March 31, 2026

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

	Baron Focused Growth Fund
Investments in Securities	Balance as of December 31, 2025	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2026	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2026
Private Common Stocks
Industrials	$434,546,096	$—	$—	$108,987,464	$—	$—	$—	$—	$543,533,560	$108,987,464
Private Preferred Stocks
Communication Services	126,081,813	—	106,081,822	(106,081,822)	—	(126,081,813)	—	—	—	—
Health Care	5,000,005	—	—	0	—				5,000,005	0
Industrials	221,925,940	—	—	55,660,712	—	—	—	—	277,586,652	55,660,712

Total	$787,553,854	$—	$106,081,822	$58,566,354	$—	$(126,081,813)	$—	$—	$826,120,217	$164,648,176

	Baron Global Opportunity Fund
Investments in Securities	Balance as of December 31, 2025	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2026	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2026
Private Common Stocks
United States	$138,384,536	$—	$—	$34,568,054	$—	$—	$—	$—	$172,952,590	$34,568,054
Private Convertible Preferred Stocks
India	42,030	—	—	(2,202)	—	—	—	—	39,828	(2,202)

Total	$138,426,566	$—	$—	$34,565,852	$—	$—	$—	$—	$172,992,418	$34,565,852

Unobservable valuation inputs developed by the Adviser for significant Level 3 investments as of March 31, 2026 were as follows:

Baron Partners Fund

Sector	Fair Value as of March 31, 2026	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2026	Range used on March 31, 2026*	Impact to Valuation from an Increase in input**
Private Common Stocks: Industrials	$1,326,227,447	Observed Transaction	Observed Transaction Price	$526.59	N/A	Increase
Private Convertible Preferred Stocks: Unclassified	$0	Scenario Analysis	Scenario Probabilities Scenario A / Scenario B1	100.00% /0.00%	N/A	N/A
Private Preferred Stocks: Industrials	$2,564,040,432	Observed Transaction	Observed Transaction Price	$5,265.90	N/A	Increase

See Notes on page 23.

Baron Select Funds	March 31, 2026

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

Baron Focused Growth Fund

Sector	Fair Value as of March 31, 2026	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2026	Range used on March 31, 2026*	Impact to Valuation from an Increase in input**
Private Common Stocks: Industrials	$543,533,560	Observed Transaction	Observed Transaction Price	$526.59	N/A	Increase
Private Preferred Stocks: Health Care	$5,000,005	Observed Transaction	Observed Transaction Price	$50.50	N/A	Increase
Private Preferred Stocks: Industrials	$277,586,652	Observed Transaction	Observed Transaction Price	$5,265.90	N/A	Increase

Baron Global Opportunity Fund

Country	Fair Value as of March 31, 2026	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2026	Range used on March 31, 2026*	Impact to Valuation from an Increase in Input**
Private Common Stocks: United States	$557,555	Scenario Analysis	Projected IPO Valuation	$900 million	N/A	Increase
			Probability for IPO Outcome	50.00%	N/A	Increase
			Discount in the Event of Liquidation Outcome	100.00%	N/A	Decrease
Private Common Stocks: United States	$172,395,035	Observed Transaction	Observed Transaction Price	$526.59	N/A	Increase
Private Convertible Preferred Stocks: India	$39,828	Recent Transaction	Rights Offering Price	INR 410.57	N/A	Increase

1)

Scenario A represents total loss for equity holders, while Scenario B reflects positive equity holder value. An increase to Scenario B and corresponding decrease to Scenario A would have the effect of increase the fair value.

*	N/A indicates that the range used is not applicable as unobservable inputs are disclosed at the security level.
**

Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

5. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON PARTNERS FUND

Name of Issuer	Shares held at December 31, 2025	Value at December 31, 2025	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at March 31, 2026	Value at March 31, 2026	% of Net Assets at March 31, 2026
“Affiliated” Company as of March 31, 2026:
Choice Hotels International, Inc.	2,100,000	$200,046,000	$40,692,921	$—	$16,769,079	$—	$603,750	2,488,000	$257,508,000	2.48%
FactSet Research Systems, Inc.	1,300,000	377,247,000	146,908,254	—	(117,299,004)	—	2,062,500	1,875,000	406,856,250	3.91%
Vail Resorts, Inc.	1,560,000	207,168,000	33,244,410	—	(9,436,410)	—	3,996,000	1,800,000	230,976,000	2.22%

		$784,461,000	$220,845,585	$—	$(109,966,335)	$—	6,662,250		895,340,250

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act), is a company in which a fund held 5% or more of the company’s outstanding voting securities at any time during the three months ended March 31, 2026.